Average Annual Total Returns (Invesco V.I. Dividend Growth Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Index
Average Annual Total Returns
Label	Russell 1000® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Lipper VUF Large-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Core Funds Index	[1]
1 Year	13.43%
5 Years	2.25%
10 Years	0.85%
Series I shares, Invesco V.I. Dividend Growth Fund
Average Annual Total Returns
Label	Series I: Inception (03/01/90)
Inception Date	Mar. 01, 1990
1 Year	10.48%
5 Years	0.24%
10 Years	1.43%

[1]	The Fund has elected to include three benchmark indices: the S&P 500® Index, the Russell 1000® Index and the Lipper VUF Large-Cap Value Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell 1000 Index to provide investors a broad proxy for the U.S. market. The Russell 1000® Index is the style specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Large-Cap Value Funds Index has been added as a peer group benchmark.